CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 99,354		¥ 1,855,403,759		¥ (51,121,030)		¥ (539,827,893)		¥ 1,264,554,190
Beginning balance (in shares) at Dec. 31, 2021 | shares	153,680,830	153,680,830
Increase (decrease) in shareholders' deficit
Net Income (Loss)							(49,462,929)		(49,462,929)
Foreign currency translation adjustment, net of nil income taxes					37,342,724				37,342,724
Unrealized holding gains on available-for-sale security, net of income taxes					6,460,896				6,460,896
Reclassification adjustment for gains on available-for-sale securities realized in net loss, net income taxes					(9,219,276)				(9,219,276)
Share-based compensation (Note 13)			58,219,186						58,219,186
Exercise of share-based awards	¥ 390		2,202,696						2,203,086
Exercise of share-based awards (in shares) | shares	580,732	580,732
Ending balance at Dec. 31, 2022	¥ 99,744		1,915,825,641		(16,536,686)		(589,290,822)		1,310,097,877
Ending balance (in shares) at Dec. 31, 2022 | shares	154,261,562	154,261,562
Increase (decrease) in shareholders' deficit
Net Income (Loss)							(271,835,982)		(271,835,982)
Foreign currency translation adjustment, net of nil income taxes					7,386,368				7,386,368
Unrealized holding gains on available-for-sale security, net of income taxes					17,454				17,454
Reclassification adjustment for gains on available-for-sale securities realized in net loss, net income taxes					(362,810)				(362,810)
Share-based compensation (Note 13)			47,659,304						47,659,304
Exercise of share-based awards	¥ 603		653,420						654,023
Exercise of share-based awards (in shares) | shares	855,468	855,468
Ending balance at Dec. 31, 2023	¥ 100,347		1,964,138,365		(9,495,674)		(861,126,804)		1,093,616,234
Ending balance (in shares) at Dec. 31, 2023 | shares	155,117,030	155,117,030
Increase (decrease) in shareholders' deficit
Net Income (Loss)							(193,200,639)		(193,200,639)	$ (26,468,379)
Foreign currency translation adjustment, net of nil income taxes					6,366,312				6,366,312	872,181
Share-based compensation (Note 13)			24,232,978						24,232,978
Exercise of share-based awards	¥ 518		266,817						267,335
Exercise of share-based awards (in shares) | shares	728,356	728,356
Ending balance at Dec. 31, 2024	¥ 100,865	$ 13,818	¥ 1,988,638,160	$ 272,442,311	¥ (3,129,362)	$ (428,721)	¥ (1,054,327,443)	$ (144,442,267)	¥ 931,282,220	$ 127,585,141
Ending balance (in shares) at Dec. 31, 2024 | shares	155,845,386	155,845,386